Concentrations - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Customer Concentration Risk | Sales Revenue Net
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	28.00%	20.00%
Number of customers	3	3	3
Supplier Concentration Risk | Purchases of Raw Materials
Concentration Risk [Line Items]
Concentration risk, percentage	54.00%	56.00%	58.00%
Number of vendors	3	3	3
Supplier Concentration Risk | Finished Goods
Concentration Risk [Line Items]
Concentration risk, percentage	96.00%	78.00%	76.00%
Number of vendors	3	3	3
Supplier Concentration Risk | Packaging Materials
Concentration Risk [Line Items]
Concentration risk, percentage	74.00%	67.00%
Number of vendors	3	3
Customer One | Customer Concentration Risk | Sales Revenue Net
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%	14.00%
Number of customers		1	1
Maximum
Concentration Risk [Line Items]
Cash, FDIC insured amount	250,000